Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalent
Cash and cash equivalents

14. Cash and cash equivalents

	As of December 31,
(in thousands)	2023	2022
Short-term deposits	$10,326	$9,965
Current bank accounts	33,905	90,368
	$44,231	$100,333

Short-term deposits are made for varying periods of between one day and three months, depending on its immediate cash requirements, and earn interest at the respective short-term deposit rates. Information about the credit risk over cash and cash equivalents is presented in Note 22.